ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue		¥ 26,472,943,454	$ 4,068,816,909	¥ 21,400,638,092	¥ 15,454,374,366
Cost of revenues		(23,481,375,053)	(3,609,021,264)	(17,531,299,173)	(12,522,913,795)
Gross profit		2,991,568,401	459,795,645	3,869,338,919	2,931,460,571
Total operating expenses		(2,666,306,172)	(409,803,755)	(2,520,235,769)	(1,809,655,322)
Other income, net		1,709,592
Income from operations		325,262,229	49,991,890	1,349,103,150	1,121,805,249
Share of income from subsidiaries and affiliates		(2,055,669)	(315,951)
Interest (expenses)/income, net		(245,529,598)	(37,737,208)	(359,296,332)	(311,018,583)
Exchange gain/(loss)		(114,344,622)	(17,574,447)	208,811,416	(86,517,698)
Income from continuing operations before income taxes		148,875,037	22,881,674	1,247,722,561	867,073,143
Income tax expenses		(4,628,003)	(711,311)	(257,487,006)	(100,533,829)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		141,705,689	21,779,765	1,826,709,975	683,751,534
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue
Cost of revenues
Gross profit
Total operating expenses	(482,478)	(3,139,147)		(9,937,095)	(11,992,992)
Other income, net	1,356,410	8,825,212	1,356,410	3,214,433	0
Income from operations	873,932	5,686,065		(6,722,662)	(11,992,992)
Share of income from subsidiaries and affiliates	19,084,748	124,171,093	19,084,748	1,949,659,745	692,117,271
Interest (expenses)/income, net	(240,380)	(1,563,985)		4,089,083	26,434,242
Exchange gain/(loss)	2,061,465	13,412,516	$ 2,061,466	(10,073,699)	(8,235,787)
Change in fair value of convertible senior notes and capped call option	0	0		(110,242,492)	(14,571,200)
Income from continuing operations before income taxes	21,779,765	141,705,689		1,826,709,975	683,751,534
Income tax expenses
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 21,779,765	¥ 141,705,689		¥ 1,826,709,975	¥ 683,751,534